Schedule of Investments (unaudited)
January 31, 2022
BlackRock Sustainable U.S. Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 3.9%
Tesla, Inc.(a)	185	$ 173,293
Capital Markets — 4.4%
S&P Global, Inc.	470	195,153
Chemicals — 1.7%
Ecolab, Inc.	387	73,317
Commercial Services & Supplies — 2.4%
Copart, Inc.(a)	833	107,665
Containers & Packaging — 2.0%
Ball Corp.	897	87,099
Electronic Equipment, Instruments & Components — 2.3%
Zebra Technologies Corp., Class A(a)	200	101,824
Entertainment — 1.9%
Sea Ltd., ADR(a)	562	84,474
Health Care Equipment & Supplies — 1.2%
IDEXX Laboratories, Inc.(a)	107	54,281
Health Care Providers & Services — 1.5%
Humana, Inc.	169	66,333
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	71	192,131
Snap, Inc., Class A(a)	1,908	62,086
		254,217
Internet & Direct Marketing Retail — 11.1%
Amazon.com, Inc.(a)	124	370,943
Etsy, Inc.(a)	789	123,936
		494,879
IT Services — 8.2%
Adyen NV(a)(b)	37	75,291
Shopify, Inc., Class A(a)	49	47,248
Visa, Inc., Class A	1,066	241,097
		363,636
Life Sciences Tools & Services — 4.9%
Thermo Fisher Scientific, Inc.	210	122,073
West Pharmaceutical Services, Inc.	237	93,193
		215,266
Machinery — 3.2%
Chart Industries, Inc.(a)	556	67,760
Xylem, Inc.	711	74,669
		142,429
Security	Shares	Value
Personal Products — 2.6%
L’Oreal SA	273	$ 116,611
Pharmaceuticals — 2.0%
Catalent, Inc.(a)	861	89,484
Semiconductors & Semiconductor Equipment — 8.5%
ASML Holding NV, Registered Shares	237	160,496
NVIDIA Corp.	880	215,477
		375,973
Software — 20.9%
Cadence Design Systems, Inc.(a)	395	60,095
HubSpot, Inc.(a)	127	62,078
Intuit, Inc.	404	224,313
Microsoft Corp.	1,677	521,513
Paycom Software, Inc.(a)	186	62,366
		930,365
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	2,019	352,881
Textiles, Apparel & Luxury Goods — 2.7%
Kering SA	162	120,976
Total Long-Term Investments — 99.1% (Cost: $4,949,882)		4,400,156
Short-Term Securities(c)(d)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	32,140	32,140
Total Short-Term Securities — 0.7% (Cost: $32,140)		32,140
Total Investments — 99.8% (Cost: $4,982,022)		4,432,296
Other Assets Less Liabilities — 0.2%		10,138
Net Assets — 100.0%		$ 4,442,434
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/18/21(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 32,140(b)	$ —	$ —	$ —	$ 32,140	32,140	$ —	$ —
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
January 31, 2022
BlackRock Sustainable U.S. Growth Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 173,293	$ —	$ —	$ 173,293
Capital Markets	195,153	—	—	195,153
Chemicals	73,317	—	—	73,317
Commercial Services & Supplies	107,665	—	—	107,665
Containers & Packaging	87,099	—	—	87,099
Electronic Equipment, Instruments & Components	101,824	—	—	101,824
Entertainment	84,474	—	—	84,474
Health Care Equipment & Supplies	54,281	—	—	54,281
Health Care Providers & Services	66,333	—	—	66,333
Interactive Media & Services	254,217	—	—	254,217
Internet & Direct Marketing Retail	494,879	—	—	494,879
IT Services	288,345	75,291	—	363,636
Life Sciences Tools & Services	215,266	—	—	215,266
Machinery	142,429	—	—	142,429
Personal Products	—	116,611	—	116,611
Pharmaceuticals	89,484	—	—	89,484
Semiconductors & Semiconductor Equipment	375,973	—	—	375,973
Software	930,365	—	—	930,365
Technology Hardware, Storage & Peripherals	352,881	—	—	352,881
Textiles, Apparel & Luxury Goods	—	120,976	—	120,976
Short-Term Securities
Money Market Funds	32,140	—	—	32,140
	$ 4,119,418	$ 312,878	$ —	$ 4,432,296
Portfolio Abbreviation
ADR	American Depositary Receipt
2